PROPERTY, PLANT, AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
Text Block [Abstract]
Property, Plant, and Equipment
Property, plant, and equipment were as follows:

	December 31,
(Dollars in thousands)	2012	2011
Land and land improvements	$28,985	$37,101
Building and leasehold improvements	153,769	188,201
Machinery, equipment, and other	1,278,427	1,330,275
Construction-in-progress	11,017	31,955
Property, plant, and equipment, gross	1,472,198	1,587,532
Accumulated depreciation	(679,167)	(652,833)
Property, plant, and equipment, net	$793,031	$934,699